Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital management
Common shares	$ 217,393	$ 205,825
Deficit	(217,931)	(189,362)
Long-term debt	7,104	7,174
Capital structure	$ 6,566	$ 23,637